Balance Sheets	Dec. 31, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 7,697,531
Accounts receivable	55,867
Due from former parent	3,199
Inventory	229,871
Deferred offering costs	143,231
Prepaid expenses	324,083
Total current assets	8,453,782
Property and equipment, net	829,232
Restricted cash	3,000,000
Other assets	122,163
Total assets	12,405,177
Current liabilities:
Accounts payable	574,462
License fee payable to former parent	425,000
Deferred revenue	251,936
Convertible notes payable	150,000
Accrued expenses	798,434
Warrant liability	0
Current portion of long-term debt	1,707,899
Total current liabilities	3,907,731
Long-term debt, net of discount	4,095,028
Deferred rent	3,321
Total liabilities	8,006,080
Commitments and Contingencies (See note 6)
Stockholders' Equity (Deficit):
Preferred stock: $0.0001 par value, 10,000,000 shares authorized at December 31, 2016 and December 31, 2015; no shares issued and outstanding at December 31, 2016 and December 31, 2015.
Common stock: $0.0001 par value, 50,000,000 shares authorized at December 31, 2016 and December 31, 2015; 14,007,132 and 8,124,923 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively.	812
Additional paid-in capital	30,100,613
Accumulated deficit	(25,702,328)
Total stockholders' deficit	4,399,097
Total liabilities, convertible preferred stock and stockholders' deficit	$ 12,405,177